Investments in and Advances to Unconsolidated Ventures Investments in and Advances to Unconsolidated Ventures (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The combined balance sheets for the unconsolidated ventures, including PE Investments, as of December 31, 2013 and 2012, are as follows (dollars in thousands):

	December 31,
	2013	2012
Assets
Operating real estate, net	$1,097,155	$573,319
Real estate debt investments	1,246,311	689,143
Investments in private equity funds	1,589,493	—
Real estate securities	280,117	280,117
Other assets	1,064,653	370,774
Total assets	$5,277,729	$1,913,353

Liabilities and equity
Mortgages and other notes payable	$1,851,561	$301,656
Other liabilities	1,064,479	516,841
Total liabilities	2,916,040	818,497
Equity	2,361,689	1,094,856
Total liabilities and equity	$5,277,729	$1,913,353
Net investment in unconsolidated ventures	$728,358	$111,025
The combined statements of operations for the unconsolidated ventures, including PE Investments, from acquisition date through the three years ended December 31, 2013 are as follows (dollars in thousands):

	Years Ended December 31,
	2013	2012	2011
Total revenues	$322,944	$44,378	$8,738
Operating expenses	89,807	21,357	15,089
Transaction costs	5,199	—	—
Interest expense	37,838	18,217	18,618
Depreciation and amortization	9,564	2,993	2,328
Total expenses	142,408	42,567	36,035
Net (loss) income	$180,536	$1,811	$(27,297)
Equity in earnings (losses) of unconsolidated ventures	$85,477	$88	$(2,738)